Derivative Financial Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Aug. 12, 2012
Interest rate cash flow hedges
Derivative [Line Items]
Amount of debt hedged		$ 200
Loss from forward starting interest rate swaps	42.7
3.40% Senior Notes due 2022 | Senior Notes
Derivative [Line Items]
Aggregate principal of Senior Notes		$ 300
Senior Notes term	10 years
Interest rate on Senior Notes	3.40%